Investment Strategy - Nicholas Crypto Income ETF	Feb. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks capital appreciation, with a secondary objective of current income. The Fund’s strategy includes three components:

(i)	Equity Portfolio: holding equity shares of companies that have principal business activities in the “crypto asset” industry, referred to herein as “Crypto Industry Companies” (defined below);

(ii)

Crypto Portfolio: providing exposure to the share price (i.e., the price returns) of select U.S.-listed exchange-traded funds (“ETFs”) and/or exchange-traded products (“ETPs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that seek exposure to Bitcoin, Ether, Solana or XRP, (each a “Crypto Asset,” together, the “Crypto Assets”). See the Prospectus section titled “Additional Information About the Fund” for more information about each Crypto Asset.

(iii)	Options Overlay: generating options premiums through an options portfolio (the “Options Strategies”), which involves using options contracts on the individual holdings of the equity portfolio as well as the Underlying Funds (collectively, the “Underlying Securities”).

The Fund will also hold cash or U.S. Treasuries as collateral to support the Fund’s options contracts.

I.	Equity Portfolio

The Fund’s investment sub-adviser, Nicholas Wealth, LLC (“Nicholas Wealth” or the “Sub-Adviser), selects the Crypto Industry Companies in which the Fund invests. Crypto Industry Companies are companies engaged in crypto asset mining, blockchain technology development, crypto asset trading platforms, financial services related to the crypto asset industry, payment processing, digital wallet services, decentralized finance (DeFi) platforms, non-fungible token (NFT) related platforms and services, as well as technology providers within the crypto industry and companies that invest directly in crypto assets.

In selecting specific Crypto Industry Companies for investment, the Sub-Adviser evaluates a potential investment’s price level (i.e., its price relative to the Sub-Adviser’s evaluation of its value) and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future when selecting companies for investment). The Sub-Adviser also evaluates publicly available data, such as quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as news. The Sub-Adviser will monitor for these factors when determining whether to select new investments or remove existing investments from the portfolio. The Fund’s equity portfolio will typically hold between ten and twenty different Crypto Industry Companies. Individual weightings will be based upon the Sub-Adviser’s assessment of various factors, including, changes in a company’s business model or operations; a company’s increase or decrease in crypto related revenue; financial fundamentals, such as price to earnings and potential revenue growth, relative to other companies; and/or unusual trading volumes and market pricing.

Crypto Industry Companies may include companies from foreign countries, including emerging markets, and may include companies of all market capitalizations. Crypto Industry Companies may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in Crypto Industry ETFs (defined below) as part of its equity portfolio. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in securities issued by companies, and/or instruments that provide exposure to companies, within the group of industries that comprise the information technology sector.

II.	Crypto Portfolio

The Fund provides exposure to the share price (i.e., the price returns) of one or more Underlying Funds. The Fund may invest directly in the Underlying Funds and it may also utilize options strategies, including synthetic covered calls and credit call spreads, that are designed to provide indirect exposure to the share price returns of one or more Underlying Funds.

An Underlying Fund may include both:

●	an Underlying Fund that invests directly in a Crypto Asset as its primary underlying asset, and
●	an Underlying Fund that invests indirectly in a Crypto Asset via derivatives contracts based on such Crypto Asset’s prices.

Rather than purchasing shares of an Underlying Fund directly, the Fund creates synthetic exposure by combining long call options with short put options on the Underlying Fund. Together, these positions are designed to replicate the price movements of the Underlying Fund, subject to limits on potential gains created by the sale (writing) of options. Alternatively, the Fund may also purchase deep in the money call options on the Underlying Fund which provides similar exposure to the Underlying Fund. This synthetic exposure generally provides the Fund with investment exposure equal to approximately 100% of the Underlying Fund over the term of the contracts.

The Fund may also write credit call spreads, which involve selling call options and purchasing higher strike call options on the Underlying Fund, to seek greater participation in potential appreciation of the Underlying Fund’s share price while still generating net option premiums. This strategy may reduce participation in price increases that occur between the strike prices of the sold and purchased call options.

The Fund does not invest directly in the Crypto Assets or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of a Crypto Asset. Investors seeking direct exposure to the price of the Crypto Assets should consider an investment other than the Fund. Although the Crypto Assets may each be referred to as a “cryptocurrency,” each is not yet widely accepted as a means of payment.

III.	Options Overlay

The Fund seeks to generate options premiums by using options contracts on some or all of its Underlying Securities. In particular, the Fund will receive a premium when it writes (sells) an option. By selling options, the Fund will earn premiums from buyers who pay for the right to buy or sell the underlying asset at a predetermined price.

The Adviser can implement the Options Strategies in various market conditions. Depending on the Adviser’s outlook, the Adviser will select one Options Strategy or a combination of Options Strategies that it believes will best provide the Fund with options premiums while generally also attempting to capture some upside appreciation (potential for increase in asset value). Additionally, the Adviser considers the performance of the Underlying Securities. In some instances, the aim is to generate additional gains if the Underlying Security increases in value, while, in other cases, the aim is to limit losses if the Underlying Security decreases in value.

Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using options on a “Crypto Industry ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of a Crypto Industry Index (described below)). The Fund’s use of Options Strategies with Underlying Securities or ETFs will generally be covered; however, from time the Fund may utilize Options Strategies with respect to an index of Crypto Industry Companies or an index of ETFs that invest in Crypto Industry Companies. When Options Strategies are utilized with respect to an index, they are typically structured as spread options which have defined risk despite the Fund not necessarily holding the underlying index constituents.

The Options Strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Additionally, the premiums the Fund receives from selling options are directly influenced by market volatility; higher volatility (larger price swings) typically results in higher premiums. Therefore, the Adviser analyzes market conditions to determine the timing and type of Options Strategies to employ. By strategically entering and exiting options positions, the Adviser seeks to enhance the Fund’s income potential. Options Strategies impact the risk-return profile of the Fund, potentially affecting volatility, income generation, upside capture (gain potential), and capital preservation (protecting value).

Options Premiums – Income/Return of Capital

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Cayman Subsidiary

The Fund intends to gain exposure to Underlying Funds and options on Underlying Funds either directly or indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and sub-advised by the Sub-Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s investments. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in options contracts.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Crypto Industry Companies, (ii) options contracts on Crypto Industry Companies and on Crypto Industry ETFs, (iii) Underlying Funds, and (iv) options contracts on Underlying Funds.

For purposes of the foregoing, the Fund defines a “Crypto Industry Company” as a company that derives 50% or more of its revenue in one or more of the following proprietary sectors: (i) crypto asset mining, (ii) blockchain technology development (e.g., companies providing infrastructure and tools for blockchain networks), (iii) crypto asset trading platforms, (iv) digital wallet providers, (v) decentralized finance (DeFi) platforms, (vi) companies involved in the development of smart contract technology, (vii) manufacturers and distributors of hardware related to crypto asset (e.g., mining rigs, hardware wallets, and other related equipment), (viii) companies providing blockchain-as-a-service (BaaS), (ix) interactive platforms and services related to NFTs (non-fungible tokens), (x) crypto asset cross-border payments, (xi) crypto asset tokenization, and (xii) crypto asset decentralized lending. A “Crypto Industry Company” also includes a company that holds at least $50 million of crypto assets on its balance sheet. The Fund defines a “Crypto Industry ETF” as a passively managed U.S.-listed ETF that seeks to track the performance of a Crypto Industry Index. Lastly, the Fund defines an “Crypto Industry Index” as a benchmark that tracks the performance of a selection of Crypto Industry Companies.

It is anticipated that the Fund’s assets will be allocated to each strategy approximately as follows:

●	Equity Portfolio – between 25% and 50%
●	Crypto Portfolio – between 25% and 50%
●	Options Overlay – between 25% and 50%

The Fund’s strategy is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Crypto Industry Companies, (ii) options contracts on Crypto Industry Companies and on Crypto Industry ETFs, (iii) Underlying Funds, and (iv) options contracts on Underlying Funds.